Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	AMERISTOCK MUTUAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001000207
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2011
Prospectus Date	rr_ProspectusDate	Nov 1, 2011

AMERISTOCK MUTUAL FUND INC
AMERISTOCK MUTUAL FUND, INC.
Investment Objective
The investment objective of Ameristock Mutual Fund, Inc. (the "Fund") is to seek total return through capital appreciation and current income by investing primarily in equity securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	AMERISTOCK MUTUAL FUND INC
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		AMERISTOCK MUTUAL FUND INC
Management Fees	[1]	0.87%
Distribution (12b-1) Fees		none
Other Expenses		0.04%
Total Annual Fund Operating Expenses		0.91%
[1]	The Adviser has contractually agreed to pay all operating expenses of the Fund except for brokerage, taxes, interest, extraordinary expenses, and non-interested director fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and that you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
AMERISTOCK MUTUAL FUND INC	93	290	504	1,119

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - (USD $)	1 year	3 years	5 years	10 years
AMERISTOCK MUTUAL FUND INC	93	290	504	1,119

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will likely result in higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective principally by investing in common stock, focusing on large capitalization companies headquartered in the United States. To achieve the current income component of this Fund's investment objective, the Fund invests primarily in companies that pay dividends.

Ameristock Corporation, the Fund's investment adviser (the "Adviser"), emphasizes a "value" style of investing, generally investing the Fund's assets in stocks selling at reasonable prices in relation to the Adviser's assessment of their potential value. The Adviser may consider, among other factors, a company's ratios of share price to earnings, sales and book value and its dividend yield in assessing whether the company's stock is reasonably priced. To a lesser extent the Fund may also invest in stocks experiencing accelerated earnings or revenue growth ("growth stocks") in order to be represented in that portion of the stock market. The Fund will normally sell a stock when the Adviser decides that the stock no longer meets the investment criteria described above. Up to 20% of the total value of the Fund's stock holdings may be invested in stocks of companies headquartered outside the United States.

Principal Risks

Investment in the Fund is subject to the following principal risks:

•	The value of securities in the Fund's portfolio will go up and down. Consequently, the Fund's share price may decline and you could lose money.

•

The stock market is subject to significant fluctuations in value as a result of political, economic and market developments. If the stock market declines in value, the Fund is likely to decline in value.

•	Because of changes in the financial condition or prospects of specific companies, the individual stocks selected by the Fund may decline in value, thereby causing the Fund to decline in value.

•

There is no assurance that the Fund's "value" style of investing will achieve its desired result. In fact, the Fund may decline in value as a result of emphasizing this style of investing. Securities purchased by the Fund may remain undervalued by the market, or may not actually have the potential for appreciation that the Adviser originally expected.

•

"Growth" stocks generally are more expensive relative to the earnings or assets of the company issuing the stock than other types of stocks. Consequently, these stocks tend to be more volatile than other types of stocks. In particular, growth stocks are very sensitive to changes in earnings.

•	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and ten-year periods and for the life of the Fund compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.ameristock.com.

Ameristock Mutual Fund, Inc. (for each year ended December 31)

*	The Fund's return for the nine-month period ended September 30, 2011 was -5.58%.

High and Low Quarterly Returns. During the periods reflected in the above chart, the highest return for a quarter was 17.18% (quarter ended June 30, 2009) and the lowest return for a quarter was –21.56% (quarter ended December 31, 2008).

Average Annual Total Returns (For the period ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	10 Years	Life of Fund	Inception Date
AMERISTOCK MUTUAL FUND INC	7.37%	1.68%	1.40%	8.79%	Aug 31, 1995
AMERISTOCK MUTUAL FUND INC Return After Taxes on Distributions	7.11%	1.10%	0.90%	8.05%	Aug 31, 1995
AMERISTOCK MUTUAL FUND INC Return After Taxes on Distributions and Sale of Fund Shares	5.12%	1.39%	1.10%	7.61%	Aug 31, 1995
AMERISTOCK MUTUAL FUND INC S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	7.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Returns After Taxes on Distributions and Sale of Fund Shares may be higher than Returns Before Taxes and Returns After Taxes on Distributions when a net capital loss occurs upon the redemption of fund shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMERISTOCK MUTUAL FUND INC
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
AMERISTOCK MUTUAL FUND INC | AMERISTOCK MUTUAL FUND INC
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.87%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	290
5 years	rr_ExpenseExampleYear05	504
10 years	rr_ExpenseExampleYear10	1,119
1 year	rr_ExpenseExampleNoRedemptionYear01	93
3 years	rr_ExpenseExampleNoRedemptionYear03	290
5 years	rr_ExpenseExampleNoRedemptionYear05	504
10 years	rr_ExpenseExampleNoRedemptionYear10	1,119
Annual Return 2001	rr_AnnualReturn2001	1.00%
Annual Return 2002	rr_AnnualReturn2002	(16.00%)
Annual Return 2003	rr_AnnualReturn2003	21.00%
Annual Return 2004	rr_AnnualReturn2004	6.00%
Annual Return 2005	rr_AnnualReturn2005	(3.00%)
Annual Return 2006	rr_AnnualReturn2006	18.00%
Annual Return 2007	rr_AnnualReturn2007	1.00%
Annual Return 2008	rr_AnnualReturn2008	(34.00%)
Annual Return 2009	rr_AnnualReturn2009	30.00%
Annual Return 2010	rr_AnnualReturn2010	7.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's return for the nine-month period ended September 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.56%)
1 Year	rr_AverageAnnualReturnYear01	7.37%
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	1.40%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1995
AMERISTOCK MUTUAL FUND INC | AMERISTOCK MUTUAL FUND INC | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.11%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	0.90%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1995
AMERISTOCK MUTUAL FUND INC | AMERISTOCK MUTUAL FUND INC | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.12%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	1.10%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1995
AMERISTOCK MUTUAL FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMERISTOCK MUTUAL FUND, INC.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Ameristock Mutual Fund, Inc. (the "Fund") is to seek total return through capital appreciation and current income by investing primarily in equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will likely result in higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and that you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective principally by investing in common stock, focusing on large capitalization companies headquartered in the United States. To achieve the current income component of this Fund's investment objective, the Fund invests primarily in companies that pay dividends.

Ameristock Corporation, the Fund's investment adviser (the "Adviser"), emphasizes a "value" style of investing, generally investing the Fund's assets in stocks selling at reasonable prices in relation to the Adviser's assessment of their potential value. The Adviser may consider, among other factors, a company's ratios of share price to earnings, sales and book value and its dividend yield in assessing whether the company's stock is reasonably priced. To a lesser extent the Fund may also invest in stocks experiencing accelerated earnings or revenue growth ("growth stocks") in order to be represented in that portion of the stock market. The Fund will normally sell a stock when the Adviser decides that the stock no longer meets the investment criteria described above. Up to 20% of the total value of the Fund's stock holdings may be invested in stocks of companies headquartered outside the United States.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investment in the Fund is subject to the following principal risks:

•	The value of securities in the Fund's portfolio will go up and down. Consequently, the Fund's share price may decline and you could lose money.

•

The stock market is subject to significant fluctuations in value as a result of political, economic and market developments. If the stock market declines in value, the Fund is likely to decline in value.

•	Because of changes in the financial condition or prospects of specific companies, the individual stocks selected by the Fund may decline in value, thereby causing the Fund to decline in value.

•

There is no assurance that the Fund's "value" style of investing will achieve its desired result. In fact, the Fund may decline in value as a result of emphasizing this style of investing. Securities purchased by the Fund may remain undervalued by the market, or may not actually have the potential for appreciation that the Adviser originally expected.

•

"Growth" stocks generally are more expensive relative to the earnings or assets of the company issuing the stock than other types of stocks. Consequently, these stocks tend to be more volatile than other types of stocks. In particular, growth stocks are very sensitive to changes in earnings.

•	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of securities in the Fund's portfolio will go up and down. Consequently, the Fund's share price may decline and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and ten-year periods and for the life of the Fund compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.ameristock.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year, five-year and ten-year periods and for the life of the Fund compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ameristock.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Ameristock Mutual Fund, Inc. (for each year ended December 31)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*	The Fund's return for the nine-month period ended September 30, 2011 was -5.58%.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

High and Low Quarterly Returns. During the periods reflected in the above chart, the highest return for a quarter was 17.18% (quarter ended June 30, 2009) and the lowest return for a quarter was –21.56% (quarter ended December 31, 2008).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the period ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns After Taxes on Distributions and Sale of Fund Shares may be higher than Returns Before Taxes and Returns After Taxes on Distributions when a net capital loss occurs upon the redemption of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Returns After Taxes on Distributions and Sale of Fund Shares may be higher than Returns Before Taxes and Returns After Taxes on Distributions when a net capital loss occurs upon the redemption of fund shares.

AMERISTOCK MUTUAL FUND INC | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.31%

[1]	The Adviser has contractually agreed to pay all operating expenses of the Fund except for brokerage, taxes, interest, extraordinary expenses, and non-interested director fees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 1, 2011